Transactions with Related Parties - Statement of Operations (Tables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Voyage expenses	$ (19,704)	$ (9,209)	$ (65,286)
General and administrative expenses	(30,972)	(39,708)	(104,912)
Interest and finance costs	(15,239)	(1,563)	(3,642)
Loss on Private Placement	(7,600)	0	0
Related parties
Time charter & Service Revenues - commission fees	3,988	1,800	7,366
Voyage expenses	(1,526)	(390)	(4,521)
General and administrative expenses	(23,850)	(32,397)	(50,498)
Commissions for assets sold	(85)	(886)	(8,133)
Gain/(loss) from sale of vessel owning companies, net of commissions	0	(22,318)	0
Interest and finance costs	(13,070)	(1,789)	(3,679)
Loss on Private Placement	$ (7,600)	$ 0	$ 0